Trade and other payables (Tables)	9 Months Ended
May 31, 2024
Trade and other payables.
Schedule of trade and other payables

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Trade payable	2,014,037	1,107,310
Sales taxes payable	—	62,398
Salaries and vacation payable	489,703	585,192
	2,503,740	1,754,900